Long Term Liabilities to Banks and Others (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long Term Liabilities To Banks And Others [Line Items]
Long-term liabilities	$ 226,926	$ 205,816
Current maturities	64,864	66,289
Total long-term liabilities net of current maturities	$ 162,062	139,527
NIS (Unlinked) [Member]
Long Term Liabilities To Banks And Others [Line Items]
Currency	NIS (Unlinked)
Long-term liabilities	$ 225,103
Current maturities	64,060
Total long-term liabilities net of current maturities	$ 161,043	137,697
NIS (Unlinked) [Member] | Minimum [Member]
Long Term Liabilities To Banks And Others [Line Items]
Interest rate	2.06%
NIS (Unlinked) [Member] | Maximum [Member]
Long Term Liabilities To Banks And Others [Line Items]
Interest rate	5.50%
NIS (Linked to USD) [Member]
Long Term Liabilities To Banks And Others [Line Items]
Interest rate, description	Libor +2.2
Currency	NIS (Linked to USD)
Long-term liabilities	$ 1,823
Current maturities	804
Total long-term liabilities net of current maturities	$ 1,019	$ 1,830